Debt - Schedule of Aggregate Contractual Future Principal Payments Due on Company's Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt Disclosure [Abstract]
2014	$ 251
2015	12,585
2016	48
Total future principal payments	$ 12,884